EMPLOYEE BENEFITS (Details) - Schedule of Employee Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of employee benefits [Abstract]
Salaries and wages	$ 691	$ 656	$ 609
Pension costs	20	20	20
Share-based payment expense (note 8)	15	18	22
Other	26	22	31
Included in cost of sales, other expenses and corporate administration, marketing and related expenses	$ 752	$ 716	$ 682